WESMARK FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     April 2, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: WESMARK FUNDS (the "Trust"
            WesMark Small Company Growth Fund
            WesMark Growth Fund
            WesMark Balanced Fund
            WesMark Bond Fund
            WesMark West Virginia Municipal Bond Fund (the "Funds") 1933 Act File No. 333-16157
           1940 Act File No. 811-07925

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of the combined Prospectus and combined Statement of Additional Information dated March 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of the combined Prospectus and combined Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 13 on March 26, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-8011.

                                                Very truly yours,



                                                /s/ Kirk A. Montgomery
                                                Kirk A. Montgomery
                                                Assistant Secretary